TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefits	$ 156	$ 148	$ 139
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	25,000
Capital loss carryforwards	514
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	590
Vexigo [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 570
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2021
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2028